Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Loans and borrowings
Borrowings	$ 119,965,031	$ 105,815,527
Local currency
Loans and borrowings
Borrowings	11,370,942	10,417,990
Foreign currency
Loans and borrowings
Borrowings	108,594,089	95,397,537
Up to 1 year
Loans and borrowings
Borrowings	11,287,944	15,550,008
Up to 1 year | Local currency
Loans and borrowings
Borrowings	1,153,692	1,598,626
Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	10,134,252	13,951,382
From 1 to 5 years
Loans and borrowings
Borrowings	43,959,852	42,546,781
From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	4,995,960	3,712,375
From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	38,963,892	38,834,406
From 5 to 10 years
Loans and borrowings
Borrowings	41,521,642	29,048,197
From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	2,917,965	2,898,176
From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	38,603,677	26,150,021
More than 10 years
Loans and borrowings
Borrowings	23,195,593	18,670,541
More than 10 years | Local currency
Loans and borrowings
Borrowings	2,303,325	2,208,813
More than 10 years | Foreign currency
Loans and borrowings
Borrowings	20,892,268	16,461,728
Bonds | Local currency
Loans and borrowings
Borrowings	5,193,284	5,172,256
Bonds | Foreign currency
Loans and borrowings
Borrowings	88,881,027	72,774,985
Bonds | Up to 1 year | Local currency
Loans and borrowings
Borrowings	374,791	580,737
Bonds | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	5,548,061	4,147,341
Bonds | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,255,832	1,330,184
Bonds | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	24,885,853	28,047,668
Bonds | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,385,204	1,411,988
Bonds | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	37,936,556	24,479,647
Bonds | More than 10 years | Local currency
Loans and borrowings
Borrowings	2,177,457	1,849,347
Bonds | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	20,510,557	16,100,329
Commercial and syndicate loans | Local currency
Loans and borrowings
Borrowings	5,301,424	4,323,198
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings	18,253,490
Commercial and syndicate loans | Up to 1 year | Local currency
Loans and borrowings
Borrowings	553,574	772,216
Commercial and syndicate loans | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	3,631,745
Commercial and syndicate loans | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	3,298,708	1,929,871
Commercial and syndicate loans | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	13,827,493
Commercial and syndicate loans | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,324,142	1,262,816
Commercial and syndicate loans | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	461,881
Commercial and syndicate loans | More than 10 years | Local currency
Loans and borrowings
Borrowings	125,000	358,295
Commercial and syndicate loans | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	332,371
Lease liabilities | Local currency
Loans and borrowings
Borrowings	876,234	922,536
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings	630,238	460,100
Lease liabilities | Up to 1 year | Local currency
Loans and borrowings
Borrowings	225,327	245,673
Lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	125,112	96,463
Lease liabilities | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	441,420	452,320
Lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	250,546	146,826
Lease liabilities | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	208,619	223,372
Lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	205,240	145,956
Lease liabilities | More than 10 years | Local currency
Loans and borrowings
Borrowings	868	1,171
Lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	49,340	70,855
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings	829,334	683,949
Loans from related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	829,334	683,949
Loans from related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	$ 0
Commercial loans [Member] | Foreign currency
Loans and borrowings
Borrowings		21,478,503
Commercial loans [Member] | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings		9,023,629
Commercial loans [Member] | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings		10,639,912
Commercial loans [Member] | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings		1,524,418
Commercial loans [Member] | More than 10 years | Foreign currency
Loans and borrowings
Borrowings		$ 290,544